Financial liabilities	6 Months Ended
Jun. 30, 2021
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
Details of financial liabilities

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Lease liabilities – Short term	714	1,197
Repayable advances OSEO/Bpifrance loan – Short term	500	500
PGE*	208	141
EIB loan – Short term	5,308	3,033
Total current financial liabilities	6,730	4,872
Lease liabilities – Long term	4,851	4,991
Repayable OSEO/Bpifrance loan advances – Long term	2,768	2,975
PGE*	9,927	9,922
EIB loan – Long term	26,441	26,218
Total non-current financial liabilities	43,988	44,107
Total financial liabilities	50,718	48,979
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans

Bpifrance and OSEO conditional advances

The Company receives repayable advances from Banque Publique d’Investissement (“Bpifrance”, formerly known as OSEO Innovation). The advances are interest-free and are fully repayable in the event of technical and/or commercial success. In 2018, the Company was informed that the initial date of reimbursement of the Bpifrance repayable advance was deferred for 18 months. The amount to be reimbursed corresponds to the amount received to date, €2.1 million, increased by the interest amount (see Note 12.1 Conditional advance, bank loan and loans from government and public authorities).

In June 2020, Curadigm SAS obtained a €500 thousand conditional advance from Bpifrance, €350 thousand of which was received at the signature date while the remaining amount will be received by Curadigm upon completion of the work, as of March 1, 2022 at the latest. As of June 30, 2021, the work had not been completed and the balance, therefore, has not been paid.

EIB loan

In July 2018, the Company obtained a fixed rate loan from the EIB. The loan could reach a maximum amount of €40 million, divided in three tranches. The first tranche, with a nominal value of €16 million, was received in October
2018 and will be repaid in full in 2023. The accumulated fixed-rate interest related to this tranche will be paid at the same time. The second tranche, with a nominal value of €14 million, was received in March 2019 and will be repaid between 2021 and 2024. The accumulated fixed-rate interest related to this second tranche will be paid twice a year together with the principal due.

The third tranche, which abides by specific conditions (NBTXR3 should obtain the European Commission trademark and reach the main performance criteria for the Phase III pivot, for head and neck cancer treatment), has not been requested by the Company yet. The deadline for requesting this third tranche, initially scheduled as of July 26, 2020, was delayed by 12 months to July 31, 2021.

Pursuant to the terms of the EIB loan, the Company is also required, during a six-year royalty calculation period commencing on January 1, 2021, to pay (on each June 30 with respect to the preceding year within the calculation period) additional interest in the form of royalties, calculated according to the number of tranches that have been withdrawn and indexed on the annual sales turnover (see Note 4.3 Financing agreement with the EIB). Initially, the Company calculated estimated future royalties based on its forecast of future annual sales turnover, and this estimated amount was included in the amortized cost of the loan. When the Company revises its forecasts of estimated royalties, the carrying value of the liability is subsequently adjusted based on the revised estimate of future royalties, which is discounted at the original effective interest rate. The related impact on the carrying value of the liability is recorded as financial income or expense, as applicable. Due to the delay caused by COVID-19 in clinical trials and the revision of the related sales development plan, the sales forecasts were updated resulting in a change in estimate of the accrued royalties (see Note 12 Financial liabilities for details about the impact of this sales forecast update). A 10% increase of the estimated future net sales would result in an immaterial change of the EIB loan valuation recorded as of June 30, 2021.

PGE loan

On June 5, 2020, the Company announced that it had received approval from HSBC and Bpifrance for a total of €10 million of non-dilutive financing in the form of PGEs (State Guaranteed Loans). The French government guarantees 90% of the amounts due under each of these PGEs.

On June 22, 2020, the Company received the first half of the €5 million PGE financing from HSBC France. This loan has a term of 6 years and is 90% guaranteed by the French government. The loan is interest-free for the first 12-month period, but at the end of this period and for the following 5 years, it will bear an interest rate of 0.31% per annum and a guarantee fee of 0.5% (rising to 1% in the last three years). The Company has requested for an extension of the deferral of the principal repayment starting date for an additional 12 months period. The interest and principal of the HSBC loan will be repaid in 20 and 16 quarterly installments, respectively, starting September 22, 2021 and September 22, 2022 and ending July 26, 2026.

On July 10, 2020, the Company entered into the second €5 million PGE loan agreement with Bpifrance (the ‘‘Bpifrance PGE Loan’’). The Bpifrance PGE loan has a six-year term and is 90% guaranteed by the French government. The Bpifrance PGE loan will bear no interest for the first 12-month period but, following such 12-month period and for the subsequent 5 years, will bear an interest rate of 2.25% per annum, inclusive of an annual State guarantee fee of 1.61% per annum. The principal and interest of the Bpifrance PGE loan will be reimbursed in 20 quarterly installments as from October 31, 2021 until July 26, 2026.

Lease Liabilities

Lease liabilities correspond to the discounted amount of the rentals to be paid over the lease terms for all outstanding contracts falling within the scope of IFRS 16. For the period presented, the main contracts relate to the buildings rented in Paris. Note 12.2 Lease liabilities below presents the lease liability and the related liability increases or decreases recorded during the period.
12.1 CONDITIONAL ADVANCE, BANK LOAN AND LOANS FROM GOVERNMENT AND PUBLIC
AUTHORITIES

The table below shows the detail of liabilities recognized on the statements of financial position by type of conditional advances and loans from government and public authorities:

Conditional advances, interest-free loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	Curadigm Bpifrance advance	EIB loan	Total
As of December 31, 2020	2,216	974	285	29,251	32,727
Impact of discounting and accretion	9	11	8	4	31
Accumulated fixed interest expense accrual	16	—	—	889	906
Accumulated variable interest expense accrual	—	—	—	1,955	1,955
Repayment	—	(250)	—	(350)	(600)
As of June 30, 2021	2,241	735	292	31,749	35,018

Bank loans

(in thousands of euros)	HSBC “PGE”	Bpifrance “PGE”	Total
As of December 31, 2020	5,020	5,044	10,064
Impact of discounting and accretion	22	42	64
Accumulated fixed interest accrual	(3)	11	8
As of June 30, 2021	5,039	5,096	10,136

12.2 LEASE LIABILITIES

The table below shows the detail of changes in lease liabilities recognized on the statements of financial position over the six month period ended June 30, 2021:

(in thousands of euros)	Lease liabilities
As of December 31, 2020	6,189
New lease contracts	22
Impact of discounting of the new lease contracts	(3)
Fixed interest expense	152
Repayment of lease	(796)
As of June 30, 2021	5,564
12.3 DUE DATES OF THE FINANCIAL LIABILITIES

The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interest are as follows:

	As of June 30, 2021
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years	Total
Bpifrance	—	800	1,608	—	2,408
Interest-free Bpifrance loan	500	250	—	—	750
Curadigm interest-free Bpifrance advance	—	125	200	25	350
HSBC “PGE” (1)	40	2,572	2,545	—	5,157
Bpifrance “PGE” (1)	168	2,320	2,620	327	5,435
EIB fixed rate loan	5,308	31,328	—	—	36,637
Lease liabilities	988	2,314	2,309	821	6,432
Total	7,004	39,710	9,282	1,173	57,169
(1) The Company plans to reimburse the two “PGE”or (“Prêts garantis par l’Etat” or state-guaranteed loans) over 5 years with a deferral of 1 year (last reimbursement being in 2026), for the reasons mentioned in the paragraph below.

The long-term debt obligations relate to the fixed rate interest and principal payable on repayable advances, the interest-free Bpifrance loan, EIB loan, PGE loans and the lease liabilities. These amounts do not include the discounting impact, but only reflect the committed amounts under those contracts as of June 30, 2021.
The outstanding balance of the EIB loan included in the table above was €36.6 million as of June 30, 2021, including €6.6 million of total fixed rate interest to be paid over the term of the loan, out of which €2.9 million was accrued as of June 30, 2021.The balance in the table above does not include €17.2 million of estimated variable rate interest, based on the consolidated forecasted sales expected to be generated by the Company during the six-year period beginning January 1, 2021 (see Notes 3.2 Use of judgement, estimates and assumptions, 4.3 Financing agreement with the EIB and 12.1 Conditional advance, bank loan and loans from government and public authorities).